VALUE OF IN-FORCE BUSINESS - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts [Line Items]
Amortisation (note 11)	£ (2,825)	£ (2,732)	£ (2,660)
In-Force
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts [Line Items]
At 1 January	5,617
At 31 Decmber	5,514	5,617
Life and annuity insurance product line | In-Force | Non participating life insurance policy
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts [Line Items]
At 1 January	221	247
Amortisation (note 11)	(24)	(26)
At 31 Decmber	£ 197	£ 221	£ 247